Exhibit 99.1

Hyundai Auto Receivables Trust 2014-A

Monthly Servicing Report

Collection Period	June 2015
Distribution Date	7/15/2015
Transaction Month	17
30/360 Days	30
Actual/360 Days	30

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	January 4, 2014
Closing Date:	February 5, 2014

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,194,774,929.46	62,651	3.36%	60.38
Original Adj. Pool Balance:		$1,148,453,622.72

		Dollar Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$234,000,000.00	19.585%	0.20000%		February 17, 2015
Class A-2 Notes	Fixed	$365,000,000.00	30.550%	0.46000%		January 16, 2017
Class A-3 Notes	Fixed	$348,000,000.00	29.127%	0.79000%		July 16, 2018
Class A-4 Notes	Fixed	$115,890,000.00	9.700%	1.32000%		August 15, 2019
Class B Notes	Fixed	$20,670,000.00	1.730%	1.73000%		August 15, 2019
Class C Notes	Fixed	$31,010,000.00	2.595%	2.02000%		August 15, 2019
Class D Notes	Fixed	$25,270,000.00	2.115%	2.53000%		July 15, 2020
Total Securities		$1,139,840,000.00	95.402%

Overcollateralization		$8,613,622.72	0.721%
YSOA		$46,321,306.74	3.877%
Total Original Pool Balance		$1,194,774,929.46	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$89,111,212.31	0.2441403	$62,119,303.98	0.1701899	$26,991,908.33
Class A-3 Notes	$348,000,000.00	1.0000000	$348,000,000.00	1.0000000	$-
Class A-4 Notes	$115,890,000.00	1.0000000	$115,890,000.00	1.0000000	$-
Class B Notes	$20,670,000.00	1.0000000	$20,670,000.00	1.0000000	$-
Class C Notes	$31,010,000.00	1.0000000	$31,010,000.00	1.0000000	$-
Class D Notes	$25,270,000.00	1.0000000	$25,270,000.00	1.0000000	$-
Total Securities	$629,951,212.31	0.5526663	$602,959,303.98	0.5289859	$26,991,908.33

Weighted Avg. Coupon (WAC)	3.25%		3.24%
Weighted Avg. Remaining Maturity (WARM)	44.27		43.33
Pool Receivables Balance	$670,882,211.45		$642,790,985.62
Remaining Number of Receivables	48,365		47,424

Adjusted Pool Balance	$647,178,016.65		$620,186,108.32

III. COLLECTIONS

Principal:
Principal Collections	$27,242,074.41
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$590,084.87
Total Principal Collections	$27,832,159.28

Interest:
Interest Collections	$1,795,697.24
Late Fees & Other Charges	$40,364.57
Interest on Repurchase Principal	$-
Total Interest Collections	$1,836,061.81

Collection Account Interest	$1,889.40
Reserve Account Interest	$203.13
Servicer Advances	$-

Total Collections	$29,670,313.62

Hyundai Auto Receivables Trust 2014-A

Monthly Servicing Report

Collection Period	June 2015
Distribution Date	7/15/2015
Transaction Month	17
30/360 Days	30
Actual/360 Days	30

IV. DISTRIBUTIONS

Total Collections	$29,670,313.62
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$29,670,313.62

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$559,068.51		$559,068.51	$559,068.51
Collection Account Interest					$1,889.40
Late Fees & Other Charges					$40,364.57
Total due to Servicer					$601,322.48

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$34,159.30		$34,159.30
Class A-3 Notes		$229,100.00		$229,100.00
Class A-4 Notes		$127,479.00		$127,479.00

Total Class A interest:		$390,738.30		$390,738.30	$390,738.30

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$29,799.25		$29,799.25	$29,799.25

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$52,200.17		$52,200.17	$52,200.17

7. Third Priority Principal Distribution:		$-		$-	$-

8. Class D Noteholders Interest:		$53,277.58		$53,277.58	$53,277.58

Available Funds Remaining:					$28,542,975.84

9. Regular Principal Distribution Amount:					$26,991,908.33

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$26,991,908.33
Class A-3 Notes				$-
Class A-4 Notes				$-
Class A Notes Total:		$26,991,908.33		$26,991,908.33
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Class D Notes Total:		$-		$-
Total Noteholders Principal		$26,991,908.33		$26,991,908.33

10. Required Deposit to Reserve Account					0.00

11. Trustee Expenses					0.00

12. Remaining Available Collections Released to Certificateholder					1,551,067.51

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$23,704,194.80
Beginning Period Amount	$23,704,194.80
Current Period Amortization	$1,099,317.49
Ending Period Required Amount	$22,604,877.30
Ending Period Amount	$22,604,877.30
Next Distribution Date Required Amount	$21,532,031.55

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$2,871,134.06
Beginning Period Amount	$2,871,134.06
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$2,871,134.06
Ending Period Amount	$2,871,134.06

Hyundai Auto Receivables Trust 2014-A

Monthly Servicing Report

Collection Period	June 2015
Distribution Date	7/15/2015
Transaction Month	17
30/360 Days	30
Actual/360 Days	30

VII. OVERCOLLATERALIZATION

Overcollateralization Target	1.50%
Overcollateralization Floor	1.50%

	Beginning	Ending	Target
Overcollateralization Amount	$17,226,804.34	$17,226,804.34	$17,226,804.34
Overcollateralization as a % of Original Adjusted Pool	1.50%	1.50%	1.50%
Overcollateralization as a % of Current Adjusted Pool	2.66%	2.78%	2.78%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	98.86%	46,881	98.44%	$632,756,769.98
30 - 60 Days	0.89%	424	1.21%	$7,790,995.06
61 - 90 Days	0.20%	93	0.28%	$1,795,783.56
91 + Days	0.05%	26	0.07%	$447,437.02
		47,424		$642,790,985.62
Total
Delinquent Receivables 61 + days past due	0.25%	119	0.35%	$2,243,220.58
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.24%	116	0.30%	$1,998,106.33
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.21%	105	0.27%	$1,905,536.64
Three-Month Average Delinquency Ratio	0.23%		0.31%

Repossession in Current Period		36		$695,589.74
Repossession Inventory		84		$402,034.20

Charge-Offs
Gross Principal of Charge-Off for Current Period				$849,151.42
Recoveries				$(590,084.87)
Net Charge-offs for Current Period				$259,066.55

Beginning Pool Balance for Current Period				$670,882,211.45

Net Loss Ratio				0.46%
Net Loss Ratio for 1st Preceding Collection Period				0.78%
Net Loss Ratio for 2nd Preceding Collection Period				0.52%
Three-Month Average Net Loss Ratio for Current Period				0.59%

Cumulative Net Losses for All Periods				$8,123,545.75
Cumulative Net Losses as a % of Initial Pool Balance				0.68%

Principal Balance of Extensions				$3,094,951.13
Number of Extensions				165